Summary Nonvested Restricted Shares (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Restricted Stock
Shares
Beginning balance	485,223
Granted	481,702
Vested	(340,023)
Forfeited	(34,059)
Ending balance	592,843	485,223
Weighted-average fair value
Beginning balance	$ 5.50
Granted	$ 6.00	$ 5.50	$ 4.50
Vested	$ 6.00
Forfeited	$ 6.00
Ending balance	$ 6.00	$ 5.50